Putnam Strategic Intermediate Municipal Fund
The fund's portfolio
10/31/23 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FHA Insd. — Federal Housing Administration Insured
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 4.09% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (99.3%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.6%)
AL Corrections Inst. Fin. Auth. Rev. Bonds, 5.00%, 7/1/26	Aa2	$1,000,000	$1,023,465
Black Belt Energy Gas Dist.
Mandatory Put Bonds (2/1/29), Ser. D-1, 5.50%, 6/1/49	A2	2,000,000	2,025,292
Mandatory Put Bonds (12/1/25), Ser. A-1, 4.00%, 12/1/49	A1	2,475,000	2,419,460
Black Belt Energy Gas Dist., Gas Supply Mandatory Put Bonds (6/1/27), Ser. D-1, 4.00%, 7/1/52 Mandatory Put Bonds (3/1/27), 6/1/27	Aa1	1,000,000	964,715
Energy Southeast Cooperative Dist. Energy Supply Mandatory Put Bonds (11/1/31), Ser. B-1, 5.75%, 4/1/54	A1	5,000,000	5,175,205
Jefferson, Cnty. Rev. Bonds, (Refunding warrants)
5.00%, 9/15/34	AA+	1,075,000	1,090,228
5.00%, 9/15/33	AA+	125,000	126,774
Southeast Energy Auth. Commodity Supply
Mandatory Put Bonds (12/1/29), Ser. A-1, 5.50%, 1/1/53	A1	1,350,000	1,370,719
Mandatory Put Bonds (8/1/28), Ser. B-1, 5.00%, 5/1/53	A2	3,000,000	2,972,146

			17,168,004
Alaska (0.2%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/39	A+/F	2,445,000	2,103,053
4.00%, 10/1/38	A+/F	555,000	481,154

			2,584,207
Arizona (1.9%)
AZ State Indl. Dev. Auth. Rev. Bonds
(Equitable School Revolving Fund), Ser. A, 5.00%, 11/1/38	A	2,740,000	2,720,600
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/33	A	1,000,000	1,023,020
Ser. 19-2, Class A, 3.625%, 5/20/33	BBB	5,061,717	4,407,610
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.)
4.00%, 5/15/31	BB+/F	1,000,000	861,487
4.00%, 5/15/29	BB+/F	1,000,000	896,468
Maricopa Cnty., Indl. Dev. Auth. Rev. Bonds, (Banner Hlth.), Ser. A, 4.00%, 1/1/44	AA-	2,360,000	2,030,739
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.), 6.25%, 11/15/35	BBB+/P	2,750,000	2,684,169
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,000,000	1,022,964
5.25%, 12/1/25	A3	5,000,000	5,034,212

			20,681,269
California (9.4%)
Anaheim, Union High School Dist. G.O. Bonds, 3.00%, 8/1/38	Aa2	3,000,000	2,322,110
Antioch, Unified School Dist. G.O. Bonds, BAM, 3.00%, 8/1/34	AA	1,185,000	994,363
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds, (Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	250,000	186,124
CA Hsg. Fin. Agcy. Rev. Bonds, Ser. 2, Class A, 4.00%, 3/20/33	BBB+	1,097,351	1,034,633
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	889,398	770,302
CA Muni. Fin. Auth. 144A Rev. Bonds, (CA Baptist U.), Ser. A, 4.00%, 11/1/26	BB/P	1,470,000	1,412,568
CA State G.O. Bonds, 3.00%, 10/1/36	Aa2	2,000,000	1,675,666
CA State Charter School Fin. Auth. 144A Rev. Bonds, (Aspire Pub. Schools), 5.00%, 8/1/36	BBB	3,225,000	3,190,669
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A, 5.00%, 8/1/28	Baa3	150,000	153,421
CA State Infrastructure & Econ. Dev. Bank
Mandatory Put Bonds (6/1/26), (Museum Associates), 4.79%, 12/1/50	A3	1,000,000	972,961
Mandatory Put Bonds (8/1/24), (CA Academy of Sciences), 4.44%, 8/1/47	A2	1,500,000	1,487,305
CA State Infrastructure & Econ. Dev. Bank Rev. Bonds, (Performing Arts Ctr. of Los Angeles Cnty.), 5.00%, 12/1/29	A	675,000	707,169
CA State Muni. Fin. Auth. Rev. Bonds
(Bethany Home Society of San Joaquin Cnty.), 5.00%, 11/15/42	AA-	5,000,000	5,108,078
(CHF-Riverside II, LLC), 5.00%, 5/15/34	Baa3	915,000	939,905
(HumanGood Oblig. Group), Ser. A, 4.00%, 10/1/32	A-/F	1,000,000	947,394
CA State Poll Control Fin. Auth. Wtr. Fac. Mandatory Put Bonds (9/1/28), (American Wtr. Cap. Corp.), 3.70%, 8/1/40	A	3,000,000	2,899,946
CA State Pub. Wks. Board Rev. Bonds, Ser. E, 5.00%, 9/1/34	Aa3	900,000	904,639
CA State U. Mandatory Put Bonds (11/1/26)
Ser. B-3, 3.125%, 11/1/51	Aa2	7,000,000	6,810,838
Ser. B-2, 0.55%, 11/1/49	Aa2	1,000,000	866,627
CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (Odd Fellows Home of CA)
5.00%, 4/1/38	AA-	400,000	408,180
5.00%, 4/1/37	AA-	350,000	359,776
5.00%, 4/1/36	AA-	500,000	519,330
4.00%, 4/1/43	AA-	1,900,000	1,670,099
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds, (Lancer Edl. Student Hsg.), Ser. A, 3.00%, 6/1/29	BB/P	1,300,000	1,129,651
Chula Vista, Muni. Fin. Auth. Special Tax Bonds, 5.50%, 9/1/30	AA-	775,000	776,042
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B-1, 3.85%, 6/1/50	BBB-	2,710,000	2,465,169
Imperial Cnty., Local Trans. Auth. Sales Tax Rev. Bonds, Ser. E, AGM, 5.00%, 6/1/32	AA	8,030,000	8,265,531
Indio, Pub. Fin. Auth. Rev. Bonds, Ser. A, BAM
5.00%, 11/1/33	AA	425,000	460,836
5.00%, 11/1/32	AA	350,000	380,090
5.00%, 11/1/31	AA	375,000	404,234
5.00%, 11/1/28	AA	275,000	289,651
Los Angeles Cnty., Dev. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds (12/1/26), (West Los Angeles, Veteran Administration Bldg. 1), 3.75%, 12/1/46	Aaa	2,500,000	2,420,918
Mandatory Put Bonds (7/1/26), (VA Building 402), 3.375%, 1/1/46	Aaa	3,250,000	3,130,357
Los Angeles, Dept. of Arpt. Rev. Bonds
5.00%, 5/15/31	Aa3	1,500,000	1,546,076
4.00%, 5/15/35	Aa3	600,000	562,761
Los Angeles, Dept. of Arpts. Rev. Bonds, Ser. A, 5.00%, 5/15/34	Aa2	5,700,000	5,688,318
Port of Oakland Rev. Bonds
5.00%, 5/1/28	A2	750,000	771,702
1.081%, 5/1/24	A1	620,000	606,154
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds
Ser. C, 5.50%, 5/1/39(FWC)	A1	8,850,000	9,181,835
Ser. A, 5.00%, 5/1/35	A1	1,900,000	1,933,319
Ser. A, 5.00%, 5/1/32	A1	4,900,000	5,017,223
Ser. A, 5.00%, 5/1/30	A1	1,000,000	1,023,500
Ser. A, 5.00%, 5/1/29	A1	2,000,000	2,050,954
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN, Ser. B, 2.50%, 5/1/58	VMIG 1	3,500,000	3,500,000
San Francisco, Pub. Fac. Fin. Auth. Rev. Bonds
5.00%, 6/1/39	AA+	475,000	489,620
5.00%, 6/1/38	AA+	400,000	413,530
5.00%, 6/1/37	AA+	350,000	364,955
Sierra View, Local Hlth. Care Dist. Rev. Bonds
5.00%, 7/1/30	A/F	620,000	634,466
5.00%, 7/1/27	A/F	625,000	636,768
4.00%, 7/1/26	A/F	300,000	294,474
4.00%, 7/1/25	A/F	290,000	286,158
4.00%, 7/1/24	A/F	235,000	233,891
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-1, Class 2, 5.00%, 6/1/48	BBB-	7,910,000	7,639,314
Yucaipa Special Tax Bonds, (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30 (Prerefunded 11/17/23)	A+	375,000	375,229

			99,314,829
Colorado (1.0%)
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (CommonSpirit Hlth.), Ser. A, 5.00%, 11/1/25	A-	350,000	352,942
Denver City & Cnty., Arpt. Rev. Bonds
Ser. D, 5.75%, 11/15/36	Aa3	3,000,000	3,253,579
Ser. B, 5.00%, 11/15/42	Aa3	1,125,000	1,150,222
E-470 Pub. Hwy. Auth. Mandatory Put Bonds (9/1/24), Ser. B, 3.908%, 9/1/39	A1	4,000,000	3,982,046
Regl. Trans. Dist. Rev. Bonds, (Denver Transit Partners, LLC), 3.00%, 7/15/37	Baa1	850,000	654,231
Vauxmont, Metro. Dist. G.O. Bonds, AGM
5.00%, 12/1/34	AA	285,000	296,741
5.00%, 12/1/32	AA	250,000	261,673
5.00%, 12/15/30	AA	125,000	130,106
5.00%, 12/15/29	AA	125,000	130,092
5.00%, 12/15/27	AA	125,000	130,120
5.00%, 12/15/25	AA	125,000	127,455
5.00%, 12/1/25	AA	175,000	178,077

			10,647,284
Connecticut (2.2%)
CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (7/1/26), (Yale U.), Ser. A-2, 2.00%, 7/1/42	Aaa	1,050,000	979,023
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Masonicare Issue), Ser. F, 5.00%, 7/1/34	BBB+/F	1,250,000	1,208,790
(Stamford Hosp. Oblig. Group (The)), Ser. M, 5.00%, 7/1/34	BBB+	1,400,000	1,425,456
(Masonicare Issue), Ser. F, 5.00%, 7/1/33	BBB+/F	250,000	243,262
(U. of New Haven), 5.00%, 7/1/28	BBB-	550,000	545,681
(Stamford Hosp. Oblig. Group (The)), Ser. L-1, 4.00%, 7/1/26	BBB+	700,000	684,379
(Yale U.), Ser. A-1, 2.85%, 7/1/42	A-1+	8,950,000	8,950,000
CT State Hsg. Fin. Auth. Mtge. Program Rev. Bonds, Ser. A-1, 2.875%, 11/15/30	Aaa	2,250,000	2,003,815
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	4,000,000	3,789,755
U. of CT Rev. Bonds, Ser. A, 5.50%, 11/15/53(FWC)	Aa3	3,000,000	3,121,181

			22,951,342
District of Columbia (1.7%)
DC Rev. Bonds
(KIPP DC), Ser. A, 5.00%, 7/1/48	BBB+	1,250,000	1,148,715
(Ingleside Presbyterian Retirement Cmnty.), Ser. A, 5.00%, 7/1/37	BB/P	1,200,000	1,041,470
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 4.00%, 6/1/30	BB+	2,000,000	1,842,394
DC Metro Area Transit Auth. Rev. Bonds, Ser. A
5.00%, 7/15/40	AA	2,000,000	2,074,112
5.00%, 7/15/39	AA	2,000,000	2,081,385
Metro. DC Arpt. Auth. Rev. Bonds, Ser. A
5.00%, 10/1/31	Aa3	1,000,000	1,016,987
5.00%, 10/1/30	Aa3	4,410,000	4,518,594
Metro. DC Arpt. Auth. Aviation Syst. Rev. Bonds, Ser. A, 5.00%, 10/1/35	Aa3	3,000,000	3,005,573
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53(T)	A-	660,000	504,301
(Dulles Metrorail & Cap. Impt. Proj.) Ser. B, 4.00%, 10/1/44(T)	A-	665,000	544,072

			17,777,603
Florida (4.9%)
Broward Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds (3/1/26), (Pinnacle 441 Phase 2, LLC), 4.05%, 9/1/56	Aaa	2,000,000	1,976,405
Mandatory Put Bonds (4/1/26), (St. Joseph Manor II, LLLP), 3.50%, 4/1/41	Aaa	4,000,000	3,897,427
Cap. Projects Fin. Auth. Rev. Bonds, (CAPFA Cap. Corp. 2000F), Ser. A-1, 5.00%, 10/1/33	Baa3	1,500,000	1,494,140
Cap. Projects Fin. Auth. Student Hsg. Rev. Bonds, (FL U.), Ser. A-1
5.00%, 10/1/35	Baa3	500,000	489,442
5.00%, 10/1/32	Baa3	1,000,000	999,244
5.00%, 10/1/31	Baa3	1,500,000	1,501,671
Cap. Trust Agcy. 144A Rev. Bonds, (WFCS Holdings II, LLC), Ser. A-1, 3.30%, 1/1/31	BB/P	480,000	397,724
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A	360,000	340,317
FL State Dept. of Mgt. Svcs. COP, Ser. A, 3.00%, 11/1/35	Aa1	1,000,000	835,291
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (River City Ed.), 5.00%, 7/1/31	Baa3	325,000	323,440
FL State Dev. Fin. Corp. Ed. Fac. 144A Rev. Bonds, (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 3.00%, 7/1/31	BB/P	200,000	174,202
FL State Hsg. Fin. Corp. Mandatory Put Bonds (2/1/26), (Northside Property III, Ltd.), GNMA Coll., 5.00%, 2/1/27	AA+	2,000,000	2,017,856
Greater Orlando, Aviation Auth. Arpt. Fac. Rev. Bonds, Ser. A, 5.00%, 10/1/35	A1	7,500,000	7,396,514
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	1,375,000	1,326,279
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, (Taylor Ranch)
6.125%, 5/1/43	BB-/P	1,250,000	1,223,578
5.45%, 5/1/33	BB-/P	2,685,000	2,647,877
Miami-Dade Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (9/1/25), (Quail Roost Transit Village, Ltd.), 5.00%, 9/1/26	AA+	4,000,000	4,015,803
Miami-Dade Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg. Rev. Bonds, (Cutler Vista Hsg.), 5.00%, 3/1/27	AA+	3,000,000	3,022,835
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds
(Orlando Hlth.), 5.00%, 10/1/40	A+	1,000,000	996,815
(Orlando Hlth.), 5.00%, 10/1/39	A+	1,500,000	1,512,146
(Orlando Hlth.), 5.00%, 10/1/38	A+	1,000,000	1,015,715
(Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,000,000	972,825
Palm Beach Cnty., Rev. Bonds, (Provident Group-PBAU Properties, LLC), 5.00%, 4/1/29	Ba1	500,000	499,275
Palm Beach Cnty., 144A Rev. Bonds
(PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	1,000,000	927,225
(Provident Group-LU Properties, LLC), 4.25%, 6/1/31	BB-/P	1,200,000	1,075,564
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	2,000,000	1,981,343
Palm Beach Cnty., School Board COP, Ser. C, 5.00%, 8/1/31	Aa3	5,400,000	5,432,101
South Broward, Hosp. Dist. Rev. Bonds, 3.00%, 5/1/34	AA	1,190,000	1,016,010
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	240,000	240,056
St. John's Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/31	BB+/F	200,000	175,634
4.00%, 12/15/30	BB+/F	195,000	173,598
4.00%, 12/15/29	BB+/F	215,000	194,362
Village Cmnty. Dev. Dist. No. 15 144A Special Assmt. Bonds, 4.375%, 5/1/33	BB/P	1,000,000	956,116
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 1.875%, 5/1/25	BB-/P	350,000	334,845

			51,583,675
Georgia (2.5%)
Burke Cnty., Dev. Auth. Poll. Control
Mandatory Put Bonds (3/6/26), (GA Pwr. Co.), 3.875%, 10/1/32	Baa1	2,250,000	2,191,833
Mandatory Put Bonds (8/19/25), (GA Pwr. Co.), 2.875%, 12/1/49	Baa1	4,250,000	4,064,909
Mandatory Put Bonds (2/3/25), (Oglethorpe Pwr. Corp.), 1.50%, 1/1/40	Baa1	1,600,000	1,514,667
Main Street Natural Gas, Inc. Gas Supply
Mandatory Put Bonds (6/1/31), Ser. E-1, 5.00%, 12/1/53	Aa1	5,000,000	4,965,137
Mandatory Put Bonds (9/1/26), Ser. C, 4.00%, 3/1/50	A3	820,000	796,785
Mandatory Put Bonds (12/2/24), Ser. B, 4.00%, 8/1/49	Aa2	8,000,000	7,923,875
Monroe Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (3/6/26), (GA Pwr. Co.), 3.875%, 10/1/48	Baa1	2,000,000	1,948,296
Muni. Election Auth. of GA Rev. Bonds
(Plant Vogtle Units 3 & 4), AGM, 5.00%, 7/1/39	AA	1,000,000	1,015,552
Ser. A, 5.00%, 1/1/34	A2	2,295,000	2,339,987
(Plant Vogtle Units 3 & 4), 4.00%, 1/1/46	BBB+	330,000	263,494

			27,024,535
Hawaii (0.5%)
Honolulu City & Cnty., Mulit-Fam. Mandatory Put Bonds (6/1/26), (Komohale Mauakea Venture LP), 5.00%, 6/1/27	Aaa	5,000,000	5,066,593

			5,066,593
Illinois (6.2%)
Chicago, G.O. Bonds, Ser. A
5.00%, 1/1/35	BBB+	3,000,000	3,043,401
4.00%, 1/1/36	BBB+	1,000,000	876,689
Chicago, Board of Ed. G.O. Bonds, Ser. A, 5.00%, 12/1/39	BB+	1,000,000	918,984
Chicago, Midway Intl. Arpt. Rev. Bonds, Ser. A, BAM
5.75%, 1/1/43(FWC)	AA	1,250,000	1,306,649
5.75%, 1/1/42(FWC)	AA	1,000,000	1,048,267
5.75%, 1/1/41(FWC)	AA	500,000	525,081
Chicago, O'Hare Intl. Arpt. Rev. Bonds
BAM, 5.25%, 1/1/40	AA	1,700,000	1,739,218
BAM, 5.25%, 1/1/39	AA	1,195,000	1,227,500
Ser. A, 5.00%, 1/1/34	A+	5,600,000	5,521,505
Ser. A, 5.00%, 1/1/33	A+	1,715,000	1,697,304
Ser. B, 5.00%, 1/1/33	A+	5,465,000	5,428,303
Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C
5.00%, 1/1/34	A+	400,000	400,600
5.00%, 1/1/33	A+	405,000	406,084
Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/39	A+	675,000	635,838
IL State G.O. Bonds
Ser. B, 5.25%, 5/1/39	A3	5,900,000	5,935,398
5.00%, 11/1/41	A3	600,000	566,050
5.00%, 1/1/41	A3	340,000	321,540
5.00%, 11/1/34	A3	1,650,000	1,654,198
Ser. D, 5.00%, 11/1/27	A3	920,000	942,922
4.125%, 11/1/31	A3	830,000	797,095
4.00%, 1/1/31	A3	695,000	665,668
IL State Fin. Auth. Mandatory Put Bonds (8/15/25), (U. of Chicago Med. Ctr.), Ser. B-1, 5.00%, 8/15/52	AA+	2,350,000	2,375,063
IL State Fin. Auth. Mandatory Put Bonds (11/15/26), (OSF Hlth. Care Syst. Oblig. Group), Ser. B-2, 5.00%, 5/15/50	A	1,000,000	1,013,035
IL State Fin. Auth. Rev. Bonds
(Ascension Hlth. Credit Group), Ser. C, 5.00%, 2/15/34	AA+	1,100,000	1,125,427
(Rosalind Franklin U. of Medicine and Science), Ser. A, 5.00%, 8/1/31	BBB+	400,000	403,149
(Art Institute of Chicago (The)), 5.00%, 3/1/30	AA	1,500,000	1,528,608
IL State Fin. Auth. 144A Rev. Bonds, (Acero Charter Schools, Inc.)
4.00%, 10/1/34	BB+	445,000	378,935
4.00%, 10/1/33	BB+	1,060,000	919,800
4.00%, 10/1/32	BB+	685,000	603,587
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds
(U. of IL Chicago), 5.00%, 2/15/50	Baa3	460,000	396,787
(CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	500,000	437,655
IL State Fin. Auth. Wtr. Fac. Mandatory Put Bonds (9/1/28), 3.875%, 5/1/40	A	2,250,000	2,168,324
IL State Hsg. Dev. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (6/1/25), (South Shore Preservation LP), FHA Insd., 4.00%, 6/1/26	Aaa	5,500,000	5,417,066
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A
5.00%, 1/1/42	Aa3	1,500,000	1,523,757
5.00%, 1/1/41	Aa3	1,250,000	1,265,493
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, 5.00%, 12/15/33	A	300,000	305,723
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA+	1,000,000	1,019,657
Romeoville, Rev. Bonds, (Lewis U.)
5.00%, 10/1/29	BBB	975,000	974,309
5.00%, 10/1/27	BBB	860,000	860,561
5.00%, 10/1/26	BBB	500,000	500,121
Sales Tax Securitization Corp. Rev. Bonds, (Second Lien), Ser. C, 5.00%, 1/1/34	AA-	4,000,000	4,185,338
U. of IL Rev. Bonds, (Hlth. Svcs. Fac. Syst.)
5.50%, 10/1/41	A2	1,660,000	1,716,062
5.50%, 10/1/40	A2	605,000	626,106
5.50%, 10/1/39	A2	380,000	394,660

			65,797,517
Indiana (1.3%)
IN State Fin. Auth. Waste Wtr. Util. Rev. Bonds, (CWA Auth., Inc.)
5.00%, 10/1/42(FWC)	AA	1,350,000	1,314,835
5.00%, 10/1/41(FWC)	AA	1,000,000	978,769
5.00%, 10/1/40(FWC)	AA	615,000	606,006
5.00%, 10/1/39(FWC)	AA	600,000	595,689
Ser. A, 5.00%, 10/1/39	AA	875,000	909,116
5.00%, 10/1/38(FWC)	AA	500,000	499,560
Ser. A, 5.00%, 10/1/38	AA	675,000	705,136
IN State Fin. Auth. Wtr. Util. Rev. Bonds, (Board of Directors for Dept. of Pub. Util. of Indianapolis), Ser. 23-A, 5.00%, 10/1/40	AA	1,500,000	1,549,320
IN State. Fin. Auth. Rev. Bonds, (Rose-Hulman Inst. of Tech., Inc.)
5.00%, 6/1/32	A2	200,000	207,471
5.00%, 6/1/31	A2	200,000	207,221
5.00%, 6/1/30	A2	200,000	208,081
5.00%, 6/1/29	A2	175,000	181,328
5.00%, 6/1/28	A2	100,000	103,035
5.00%, 6/1/27	A2	180,000	184,185
Indianapolis, Local Pub. Impt. Bond Bk. Rev. Bonds, Ser. A, 5.00%, 2/1/44	Aa1	1,175,000	1,181,957
Rockport, Poll. Control Rev. Bonds, (AEP Generating Co. ), 3.125%, 7/1/25	A-	4,150,000	4,025,031
Silver Creek, School Bldg. Corp. Rev. Bonds
3.00%, 1/15/36	AA+	500,000	417,327
3.00%, 1/15/34	AA+	375,000	326,214

			14,200,281
Iowa (0.2%)
IA State Fin. Auth. Rev. Bonds, (Lifespace Cmnty., Inc. Oblig. Group), Ser. A, 4.00%, 5/15/46	BBB/F	1,150,000	725,239
IA State Fin. Auth. Solid Waste Fac. Mandatory Put Bonds (4/1/24), (Gevo NW Iowa RNG, LLC), 1.50%, 1/1/42	Aa3	1,700,000	1,673,734

			2,398,973
Kentucky (2.4%)
Columbia Edl. Dev. Rev. Bonds, (Lindsey Wilson College), 5.00%, 12/1/33	BBB	3,000,000	2,817,619
KY Econ. Dev. Fin. Auth. Rev. Bonds
(KentuckyWired Infrastructure Co., Inc.), 5.00%, 7/1/40	Baa1	2,145,000	2,012,090
(KY Wired Infrastructure Co., Inc.), 5.00%, 7/1/30	Baa1	2,080,000	2,081,994
KY State Pub. Energy Auth. Gas Supply Mandatory Put Bonds (6/1/25)(1/1/25),
Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A1	675,000	663,343
Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	3,335,000	3,293,517
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A, 5.00%, 10/1/41	A	4,700,000	4,595,418
(Norton Healthcare, Inc.), Ser. A, 5.00%, 10/1/30	A	2,750,000	2,767,903
Louisville and Jefferson Cnty., Metro. Govt. Poll. Control Mandatory Put Bonds (7/1/26), (Louisville Gas and Elec. Co.), 1.75%, 2/1/35	A1	5,000,000	4,638,404
Rural Wtr. Fin. Agcy. Rev. Bonds, Ser. A, 3.90%, 11/1/25	AAA/P	3,000,000	2,931,604

			25,801,892
Louisiana (0.2%)
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	2,000,000	1,869,452

			1,869,452
Maryland (0.5%)
Frederick Cnty., Tax Alloc. Bonds, (Oakdale-Lake Linganore Dev. Dist.), 3.25%, 7/1/29	BBB-/P	890,000	794,370
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount. St. Mary's U., Inc.), Ser. A, 5.00%, 9/1/27	BB+	2,660,000	2,611,724
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	300,000	278,743
MD State Econ. Dev. Corp. Tax Alloc. Bonds, (Port Covington Dev. Dist.), 3.25%, 9/1/30	BB/P	1,500,000	1,346,384
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.), 4.00%, 6/1/34	BBB-	250,000	235,395

			5,266,616
Massachusetts (2.6%)
MA State G.O. Bonds
Ser. A, 5.25%, 4/1/47	Aa1	1,500,000	1,515,020
Ser. B, 5.00%, 5/1/43	Aa1	2,000,000	2,059,121
(Cons. Loan of 2023), Ser. A, 5.00%, 5/1/43	Aa1	1,650,000	1,698,775
MA State Dept. Trans. Metro. Hwy. Syst. VRDN, Ser. A-1, 3.87%, 1/1/37	VMIG 1	6,500,000	6,500,000
MA State Dev. Fin. Agcy. Rev. Bonds, (Simmons U.), Ser. N
5.25%, 10/1/39	Baa2	580,000	553,632
5.25%, 10/1/38	Baa2	550,000	529,178
5.25%, 10/1/37	Baa2	545,000	529,827
5.25%, 10/1/36	Baa2	500,000	493,139
MA State Dev. Fin. Agcy. VRDN, (Boston U.), Ser. U-6E, 3.85%, 10/1/42	VMIG 1	4,185,000	4,185,000
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Loomis Oblig. Group), 4.00%, 1/1/26	BBB	470,000	458,945
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6C, 3.80%, 10/1/42	VMIG 1	950,000	950,000
MA State Hlth. & Edl. Fac. Auth. VRDN (Baystate Total Home Care, Inc.), 3.85%, 7/1/39	A-1+	1,500,000	1,500,000
MA State Hsg. Fin. Agcy. Mandatory Put Bonds (6/1/25), Ser. 216, FHLMC Coll., FNMA Coll., GNMA Coll., 1.85%, 12/1/50	Aa1	1,000,000	954,234
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. D, 3.10%, 6/1/30	AA+	720,000	660,605
MA State Port Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/46	Aa2	6,045,000	4,974,248

			27,561,724
Michigan (3.0%)
Detroit, G.O. Bonds
5.50%, 4/1/34	Ba1	660,000	680,095
(Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BB/P	4,500,000	3,067,668
Kalamazoo, Pub. Schools G.O. Bonds, Ser. I, AGM
5.00%, 5/1/48	AA	820,000	806,352
5.00%, 5/1/45	AA	885,000	885,285
Kentwood, Economic Dev. Corp. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	1,000,000	880,020
MI State Bldg. Auth. Rev. Bonds, Ser. II
5.00%, 10/15/42	Aa2	1,350,000	1,393,525
5.00%, 10/15/41	Aa2	1,000,000	1,035,103
5.00%, 10/15/40	Aa2	750,000	782,673
5.00%, 10/15/39	Aa2	650,000	681,815
5.00%, 10/15/38	Aa2	450,000	474,608
MI State Fin. Auth. Rev. Bonds
Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	AA-	525,000	513,045
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	A1	1,000,000	1,008,320
(Great Lakes Wtr. Auth. Wtr. Supply Syst.), 5.00%, 7/1/31	Aa3	6,500,000	6,531,019
(Detroit, Regl. Convention Fac. Auth.), Ser. H-1, 5.00%, 10/1/28	AA-	1,955,000	1,968,200
(Detroit), Ser. C-3, 5.00%, 4/1/28	Aa2	700,000	715,846
(Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	251,214	234,230
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds
(Lawrence Technological U.), 5.25%, 2/1/32	BBB-	1,145,000	1,114,421
(Lawrence Technological U.), 5.00%, 2/1/47	BBB-	2,000,000	1,631,012
(Lawrence Tech. U.), 4.00%, 2/1/32	BBB-	285,000	252,444
(Lawrence Tech. U.), 4.00%, 2/1/27	BBB-	185,000	175,391
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/34	BBB-/F	1,900,000	1,745,320
MI State U. Rev. Bonds, Ser. B, 5.00%, 2/15/44	Aa2	3,000,000	3,026,063
Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. F, 5.00%, 12/1/30	A1	1,840,000	1,830,091

			31,432,546
Minnesota (2.1%)
Duluth, COP, (Indpt. School Dist. No. 709), Ser. A
4.20%, 3/1/34	Baa1	750,000	690,591
4.00%, 3/1/32	Baa1	2,715,000	2,512,455
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A, 4.00%, 7/1/31	BB/P	625,000	536,912
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds, (St. Luke's Hosp. of Duluth Oblig. Group)
5.00%, 6/15/32	BB+	975,000	964,261
5.00%, 6/15/30	BB+	830,000	823,119
Hennepin Cnty., VRDN, Ser. B, 4.05%, 12/1/38	A-1+	2,695,000	2,695,000
Minneapolis, Hlth. Care Syst. VRDN (Fairview Hlth. Svcs. Oblig. Group), Ser. B, 4.10%, 11/15/48	VMIG 1	1,500,000	1,500,000
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	750,000	618,734
MN State Rural Wtr. Fin. Auth. Rev. Bonds, (Pub. Projects Construction), 4.375%, 4/1/25	AAA/P	2,000,000	1,999,077
Ramsey, Charter School Rev. Bonds, (PACT Charter School), Ser. A, 5.00%, 6/1/32	BB+	1,400,000	1,334,152
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic)
Ser. A, 3.95%, 11/15/38	A-1+	3,000,000	3,000,000
Ser. B, 3.95%, 11/15/38	VMIG 1	1,500,000	1,500,000
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Hmong College Prep Academy), 5.50%, 9/1/36	BB+	3,000,000	2,913,795
St. Paul, Port Auth. Dist. Energy Rev. Bonds, Ser. 23-4, 5.25%, 10/1/42	A-	1,000,000	903,722

			21,991,818
Missouri (2.2%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
(Kansas City, Intl. Arpt.), 5.00%, 3/1/32	A2	1,000,000	1,010,719
(Kansas City Intl. Arpt.), 5.00%, 3/1/30	A2	1,540,000	1,568,583
MI State Hlth. & Edl. Fac. Rev. Bonds
(U. of Hlth. Sciences & Pharmacy in St. Louis), 5.00%, 5/1/28	BBB-	1,775,000	1,761,926
(U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/43	BBB-	1,750,000	1,306,214
(U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/40	BBB-	615,000	480,599
(U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/39	BBB-	3,750,000	2,978,218
(U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/37	BBB-	2,600,000	2,153,053
MI State Hlth. & Edl. Fac. 144A Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/45	BBB-	1,280,000	930,374
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Mercy Hlth.), 5.50%, 12/1/41	A1	2,100,000	2,198,741
(Mercy Hlth.), 5.50%, 12/1/40	A1	1,100,000	1,156,557
(Children's Mercy Hosp. (The)), Ser. A, 4.00%, 5/15/42	AA-	3,195,000	2,712,489
Plaza at Noah's Ark Cmnty. Impt. Dist. Rev. Bonds
3.00%, 5/1/26	B+/P	275,000	259,099
3.00%, 5/1/25	B+/P	225,000	217,190
3.00%, 5/1/24	B+/P	200,000	197,685
Poplar Bluff, Regl. Trans. Dist. Rev. Bonds, Ser. B
4.00%, 12/1/37	BBB	2,300,000	1,976,478
3.375%, 12/1/31	BBB	1,500,000	1,325,975
St. Louis, Arpt. Rev. Bonds, 5.00%, 7/1/30	A2	1,430,000	1,457,607

			23,691,507
Montana (0.4%)
Forsyth, Poll. Control Rev. Bonds, (NorthWestern Corp.), 3.875%, 7/1/28	A3	2,200,000	2,103,316
MT State Board of Regents Higher Ed. Mandatory Put Bonds (11/15/32), U. of MT, AGM, 5.25%, 11/15/52(T)	AA	2,475,000	2,517,710

			4,621,026
Nebraska (0.9%)
Central Plains, Energy Mandatory Put Bonds (12/28/23), (No. 4), 5.00%, 3/1/50 (Prerefunded (12/28/23))	A3	2,500,000	2,507,677
Omaha, Pub. Pwr. Dist. Rev. Bonds, Ser. A
5.00%, 2/1/46	Aa2	5,000,000	5,087,047
5.00%, 2/1/39	Aa2	1,000,000	1,043,481
5.00%, 2/1/38	Aa2	1,000,000	1,051,475

			9,689,680
Nevada (1.7%)
Clark Cnty., Poll. Control Mandatory Put Bonds (3/31/26), (NV Pwr. Co.), 3.75%, 1/1/36	A+	2,250,000	2,209,828
Clark Cnty., School Dist. G.O. Bonds
Ser. A, 5.00%, 6/15/37	AA-	5,000,000	5,224,629
Ser. C, 5.00%, 6/15/28	AA-	4,000,000	4,077,920
Ser. B, BAM, 3.00%, 6/15/36	AA	1,000,000	806,675
Las Vegas, Convention and Visitors Auth. Convention Ctr. Expansion Rev. Bonds, (Cnty. of Clark & City of Las Vegas Combined Room Tax), Ser. A
5.00%, 7/1/43	Aa3	1,205,000	1,214,840
5.00%, 7/1/42	Aa3	1,200,000	1,212,527
5.00%, 7/1/41	Aa3	1,000,000	1,015,483
5.00%, 7/1/40	Aa3	1,550,000	1,580,486
5.00%, 7/1/39	Aa3	760,000	778,241

			18,120,629
New Hampshire (0.7%)
National Fin. Auth. Rev. Bonds
(NH Bus. Fin. Auth.), Ser. 23-2, 3.875%, 1/20/38	BBB	5,086,216	4,292,102
(Caritas Acquisitions VII, LLC), Ser. A, 3.75%, 8/15/30	BBB/P	1,050,000	927,876
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds, (Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,000,000	1,891,558

			7,111,536
New Jersey (2.4%)
NJ State G.O. Bonds, (Covid-19 Emergency Bonds), Ser. A, 3.00%, 6/1/32	A1	4,000,000	3,457,630
NJ State Econ. Dev. Auth. Mandatory Put Bonds (6/1/28), (American Wtr. Co., Inc.), 3.75%, 11/1/34	A1	3,000,000	2,820,601
NJ State Econ. Dev. Auth. Mandatory Put Bonds (12/3/29), (American Water Co., Inc.), 2.20%, 10/1/39	A1	3,500,000	2,849,887
NJ State Econ. Dev. Auth. Rev. Bonds
Ser. SSS, 5.25%, 6/15/39(FWC)	A2	1,000,000	1,008,740
Ser. SSS, 5.25%, 6/15/38(FWC)	A2	1,585,000	1,606,298
Ser. SSS, 5.25%, 6/15/37(FWC)	A2	1,060,000	1,085,195
Ser. AAA, 5.00%, 6/15/36	A2	350,000	351,660
Ser. SSS, 5.00%, 6/15/34(FWC)	A2	1,000,000	1,031,342
NJ State Edl. Fac. Auth. Rev. Bonds, (William Paterson U. of NJ (The)), Ser. C, AGM
5.00%, 7/1/27	AA	100,000	102,734
5.00%, 7/1/26	AA	100,000	101,840
5.00%, 7/1/25	AA	100,000	101,184
5.00%, 7/1/24	AA	100,000	100,497
NJ State Hlth. Care Fac. Fin. Auth. VRDN, (AHS Hosp. Corp.), Ser. B, 4.05%, 7/1/36	VMIG 1	2,000,000	2,000,000
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. BB, 5.00%, 6/15/34	A2	675,000	705,692
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	750,000	762,873
Ser. AA, 5.00%, 6/15/26	A2	1,000,000	1,023,016
Ser. A, 4.25%, 6/15/40	A2	2,000,000	1,824,524
Passaic Cnty., Impt. Auth. Rev. Bonds, (Paterson Arts & Science Charter School), 4.25%, 7/1/33	BBB-	620,000	587,083
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 11/1/40	BBB+	2,500,000	2,445,933
5.00%, 11/1/38	BBB+	1,140,000	1,128,389
BAM, 5.00%, 11/1/37	AA	250,000	253,973

			25,349,091
New Mexico (0.8%)
Farmington, Poll. Control Rev. Bonds, (Pub. Service Co. of NM), Ser. B, 2.15%, 4/1/33	Baa2	2,000,000	1,458,821
NM State Mtge. Fin. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds (9/1/25), (Mountain View II & III Apt.), 5.00%, 2/1/42	Aaa	1,000,000	1,006,101
Mandatory Put Bonds (6/1/25), (Santa Fe Apt.), 5.00%, 2/1/42	Aaa	4,750,000	4,768,773
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/42	BB+/F	980,000	784,244

			8,017,939
New York (13.2%)
Albany, Cap. Resource Corp. Rev. Bonds, (Empire Commons Student Hsg., Inc.)
5.00%, 5/1/26	A	400,000	405,428
Ser. A, 5.00%, 5/1/25	A	645,000	649,990
5.00%, 5/1/24	A	575,000	576,593
Build NY City Resource Corp. Rev. Bonds
(Classical Charter School, Inc.), 4.00%, 6/15/33	BBB-	970,000	891,252
(Global Cmnty. Charter School), 4.00%, 6/15/32	BB+	500,000	458,720
(Grand Concourse Academy Charter School), 3.40%, 7/1/27	BBB-	245,000	232,912
Build NY City Resource Corp. 144A Rev. Bonds
(Unity Preparatory Charter School of Brooklyn), 5.00%, 6/15/33	BB	665,000	647,635
(East Harlem Scholars Academy Charter School), 5.00%, 6/1/32	BB+	375,000	366,550
Dutchess Cnty., Local Dev. Corp. Rev. Bonds, (Culinary Inst. of America (The)), 5.00%, 7/1/34	Baa2	500,000	500,981
Metro. Trans. Auth. VRDN, Ser. E-1, 4.00%, 11/15/50	VMIG 1	3,000,000	3,000,000
NY City, G.O. Bonds
Ser. B-1, 5.25%, 10/1/39	Aa2	2,500,000	2,638,688
Ser. D-1, 5.00%, 3/1/38	Aa2	6,150,000	6,331,741
NY City, VRDN, Ser. I-2, 3.95%, 3/1/40	VMIG 1	11,100,000	11,100,000
NY City, Hsg. Dev. Corp. Mandatory Put Bonds (12/22/26), (Sustainable Dev.), Ser. F-2-B, FHA Insd., 3.40%, 11/1/62	AA+	12,750,000	12,353,248
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Mandatory Put Bonds (12/30/27), (Sustainable Dev.), Ser. A-2, 3.70%, 5/1/63	AA+	10,000,000	9,702,548
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds, (Sustainability Bonds), Ser. I-1, FHA Insd., 2.55%, 11/1/45	AA+	6,255,000	3,882,977
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. EE, 5.00%, 6/15/45	Aa1	2,730,000	2,768,858
Ser. A, 5.00%, 6/15/43	Aa1	1,800,000	1,845,612
Ser. DD, 5.00%, 6/15/40	Aa1	3,320,000	3,367,524
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN
Ser. DD-1, 3.95%, 6/15/43	VMIG 1	4,835,000	4,835,000
Ser. F-2, 4.03%, 6/15/35	VMIG 1	1,130,000	1,130,000
NY City, Transitional Fin. Auth. Rev. Bonds
Ser. E-1, 5.00%, 11/1/40	AAA	4,000,000	4,124,142
(Future Tax Secured Revenue), 5.00%, 11/1/40	AAA	4,250,000	4,286,632
(Future Tax Secd.), Ser. B1, 5.00%, 11/1/32	AAA	9,000,000	9,002,809
NY City, Transitional Fin. Auth. VRDN, 3.95%, 2/1/45	VMIG 1	1,000,000	1,000,000
NY City, Transitional Fin. Auth. Future Tax Secd. Rev. Bonds, Ser. C, 5.00%, 11/1/27	AAA	3,500,000	3,545,804
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
Ser. A, 5.00%, 3/15/40	Aa1	655,000	662,549
Ser. A-3, 3.00%, 3/15/39	Aa1	7,915,000	6,108,391
NY State Dorm. Auth. Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/35	Aa1	5,000,000	5,094,987
NY State Energy Research & Dev. Auth. Poll. Control Rev. Bonds, (NY State Elec. & Gas Corp.), Ser. C, 4.00%, 4/1/34	A-	3,700,000	3,451,007
NY State Hsg. Fin. Agcy. Rev. Bonds, Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 3.05%, 11/1/36	Aa2	1,500,000	1,195,626
NY State Hsg. Fin. Agcy. VRDN (8 East 102nd St., LLC), Ser. A, 3.90%, 5/1/44	VMIG 1	3,780,000	3,780,000
NY State Hsg. Fin. Agcy. Affordable Hsg. Rev. Bonds, (Sustainability Bonds), Ser. C-1, 4.50%, 11/1/43	Aa2	1,000,000	879,379
NY State Liberty Dev. Corp. Rev. Bonds, (Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA-	7,750,000	5,151,041
NY State Mtge. Agcy. Rev. Bonds, Ser. 196, 2.60%, 4/1/25	Aa1	750,000	729,910
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Delta Air Lines, Inc.), 5.625%, 4/1/40	Baa3	4,000,000	3,984,938
(JFK Intl. Arpt. Term. 4, LLC), 5.00%, 12/1/29	Baa1	500,000	507,156
(American Airlines, Inc.), 2.25%, 8/1/26	BB-/F	155,000	144,821
NY State Urban Dev. Corp. Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/44	Aa1	5,000,000	5,094,790
Orange Cnty., Funding Corp. Rev. Bonds, (Mount St. Mary College), 5.00%, 7/1/29	BBB+/F	1,170,000	1,166,130
Port Auth. of NY & NJ Rev. Bonds
Ser. 218, 5.00%, 11/1/49(T)	Aa3	1,535,000	1,464,289
5.00%, 1/15/37	Aa3	1,000,000	1,013,950
5.00%, 1/15/36	Aa3	1,000,000	1,026,356
Ser. 197, 5.00%, 11/15/35	Aa3	5,000,000	5,045,925
Ser. 227, 3.00%, 10/1/27	Aa3	5,000,000	4,606,446

			140,753,335
North Carolina (0.3%)
NC State Cap. Fac. Fin. Agcy. Edl. Fac. Rev. Bonds, (Campbell U.), Ser. A, 5.00%, 10/1/26	Baa2	1,250,000	1,259,751
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), Ser. C
5.00%, 3/1/28	BB/P	365,000	351,364
5.00%, 3/1/27	BB/P	460,000	447,068
5.00%, 3/1/26	BB/P	440,000	431,552
4.00%, 3/1/29	BB/P	755,000	685,637

			3,175,372
Ohio (2.2%)
Cleveland-Cuyahoga Cnty., Rev. Bonds, (Euclid Ave. Dev., Corp.), 5.00%, 8/1/39	A3	3,000,000	2,892,824
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Sq. Foundation), 5.25%, 12/1/38	BB+	500,000	471,142
(Playhouse Square Foundation), 5.00%, 12/1/33	BB+	1,000,000	959,415
Cuyahoga Cnty., Econ. Dev. Rev. Bonds
5.00%, 1/1/38	A	1,380,000	1,399,131
5.00%, 1/1/36	A	425,000	439,509
Franklin Cnty., Mandatory Put Bonds (11/1/23), (Trinity Hlth. Corp.), 4.30%, 12/1/46	Aa3	6,000,000	6,000,000
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Friendship Village of Dublin Oblig. Group), 5.00%, 11/15/34	BBB+/F	700,000	675,240
Montgomery Cnty., Hosp. VRDN 4.08%, 11/15/45	VMIG 1	500,000	500,000
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Kenyon College), 5.00%, 7/1/35	A2	1,700,000	1,796,751
(Cleveland Inst. of Art (The)), 5.00%, 12/1/33	BB	270,000	252,694
(Cleveland Inst. of Music (The)), 5.00%, 12/1/32	BBB-	600,000	580,803
(John Carroll U.), 5.00%, 10/1/30	Baa1	455,000	462,429
(John Carroll U.), 5.00%, 10/1/29	Baa1	810,000	823,092
(Cleveland Inst. of Art (The)), 5.00%, 12/1/28	BB	500,000	486,010
(John Carroll U.), 5.00%, 10/1/28	Baa1	370,000	376,079
(John Carroll U.), 5.00%, 10/1/27	Baa1	350,000	354,468
(John Carroll U.), 5.00%, 10/1/26	Baa1	350,000	353,109
(John Carroll U.), 5.00%, 10/1/25	Baa1	220,000	221,119
OH State Hosp. Rev. Bonds, (Premier Hlth. Partners Oblig. Group)
5.00%, 11/15/27	Baa1	240,000	242,164
5.00%, 11/15/26	Baa1	285,000	286,834
5.00%, 11/15/24	Baa1	135,000	135,492
Ohio State Air Qlty. Dev. Auth. Mandatory Put Bonds (6/1/27), (Duke Energy Corp.), Ser. 22B, 4.00%, 9/1/30	Baa2	3,250,000	3,172,429
Port of Greater Cincinnati Dev. Auth. 144A Rev. Bonds, 4.25%, 12/1/50	BB/P	730,000	534,452
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.), 5.00%, 2/15/33	A3	500,000	490,543

			23,905,729
Oklahoma (0.1%)
Tulsa, Indl. Auth. Rev. Bonds, (U. of Tulsa (The)), 5.00%, 10/1/25	Baa3	1,000,000	988,552

			988,552
Oregon (0.3%)
Keizer, Special Assmt. Bonds, (Keizer Station), Ser. A, 5.20%, 6/1/31	Aa3	185,000	185,297
Port of Portland, Arpt. Rev. Bonds
Ser. 24B, 5.00%, 7/1/33	AA-	2,000,000	2,004,094
Ser. 28, 5.00%, 7/1/28	AA-	1,000,000	1,020,764

			3,210,155
Pennsylvania (6.6%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A
AGM, 5.50%, 1/1/43	AA	1,500,000	1,535,425
AGM, 5.50%, 1/1/42	AA	1,000,000	1,025,790
AGM, 5.50%, 1/1/41	AA	1,000,000	1,030,610
5.00%, 1/1/34	AA	10,485,000	10,649,432
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	750,000	647,232
Crawford Cnty., Indl. Dev. Auth. Rev. Bonds, (Allegheny College)
5.00%, 5/1/31	A-	1,465,000	1,430,659
5.00%, 5/1/30	A-	1,510,000	1,485,545
5.00%, 5/1/29	A-	1,440,000	1,425,891
5.00%, 5/1/28	A-	1,370,000	1,365,866
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/29	Baa3	300,000	292,383
Lancaster Cnty., Hosp. Auth. VRDN, (Masonic Homes), Ser. D, 4.05%, 7/1/34	A-1	500,000	500,000
Lancaster, Indl. Dev. Auth. Rev. Bonds, (Landis Homes Oblig. Group), 4.00%, 7/1/46	BBB-/F	675,000	468,250
Monroeville, Fin. Auth. Rev. Bonds, (U. of Pittsburgh Med. Ctr.), Ser. B
5.00%, 2/15/38	A2	2,200,000	2,220,126
5.00%, 2/15/24	A2	500,000	501,106
PA Rev. Bonds, (City of Philadelphia, Wtr. & Wastewater)
4.00%, 1/1/32	Baa2	540,000	499,747
4.00%, 1/1/31	Baa2	165,000	154,105
4.00%, 1/1/30	Baa2	115,000	108,339
4.00%, 1/1/29	Baa2	725,000	689,050
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges)
5.25%, 6/30/36	Baa2	1,650,000	1,681,127
5.25%, 6/30/35	Baa2	2,030,000	2,086,338
PA State Tpk. Comm. Rev. Bonds, Ser. B-1, 5.00%, 6/1/42	A2	675,000	672,110
Philadelphia, Arpt. Rev. Bonds, Ser. C, 5.00%, 7/1/24	A2	4,000,000	4,009,980
Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(St. Joseph's U.), 5.00%, 11/1/47	A-/P	3,000,000	2,754,236
(MaST Cmnty. Charter School II), 5.00%, 8/1/40	BBB-	935,000	843,103
(LaSalle U.), 5.00%, 5/1/25	BB-	1,815,000	1,777,749
Philadelphia, Auth. for Indl. Dev. 144A Rev. Bonds, (U. of the Arts)
4.50%, 3/15/29	BB-/F	1,925,000	1,809,978
4.50%, 3/15/29 (Prerefunded 3/15/28)	AAA/P	75,000	77,424
Philadelphia, Auth. for Indl. Dev. City Agreement Rev. Bonds, 5.00%, 12/1/27	A1	3,000,000	3,056,689
Philadelphia, Energy Auth. Rev. Bonds
5.00%, 11/1/43	A1	700,000	698,054
5.00%, 11/1/42	A1	1,000,000	998,473
5.00%, 11/1/41	A1	1,000,000	1,003,337
5.00%, 11/1/40	A1	1,695,000	1,706,503
5.00%, 11/1/39	A1	1,575,000	1,595,077
5.00%, 11/1/38	A1	700,000	715,019
5.00%, 11/1/37	A1	700,000	722,200
Philadelphia, School Dist. G.O. Bonds, Ser. F
5.00%, 9/1/29	A1	6,620,000	6,758,235
BAM, 5.00%, 9/1/27	AA	6,860,000	7,026,871
Southeastern PA Trans. Auth. Rev. Bonds, (Asset Impt. Program)
5.25%, 6/1/40	Aa3	1,250,000	1,310,097
5.25%, 6/1/39	Aa3	1,500,000	1,584,900
Westmoreland Cnty. Indl. Dev. Auth. Hlth. Syst. Rev. Bonds, (Excela Hlth. Oblig. Group), Ser. A
5.00%, 7/1/28	Baa2	275,000	276,230
5.00%, 7/1/27	Baa2	375,000	377,021
4.00%, 7/1/26	Baa2	300,000	293,979
4.00%, 7/1/24	Baa2	200,000	198,317

			70,062,603
Puerto Rico (0.7%)
Cmnwlth. of PR, G.O. Bonds
Ser. A1, 5.625%, 7/1/27	BB/P	1,683,000	1,713,466
Ser. A1, 5.375%, 7/1/25	BB/P	3,400,000	3,419,867
Ser. A-1, 4.00%, 7/1/33	BB/P	2,400,000	2,091,752

			7,225,085
Rhode Island (0.2%)
RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.)
5.00%, 5/15/33	BBB+	365,000	353,016
5.00%, 5/15/26	BBB+	580,000	581,218
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	1,000,000	905,550

			1,839,784
South Carolina (0.7%)
Myrtle Beach, Tax Alloc. Bonds, (Myrtle Beach Air Force Base Redev.), 5.00%, 10/1/28	A2	575,000	586,658
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.00%, 12/1/37	A3	3,435,000	3,367,847
(Oblig.), Ser. B, 5.00%, 12/1/37	A3	500,000	490,225
Ser. A, 5.00%, 12/1/36	A3	1,500,000	1,482,600
SC State Trans. Infrastructure Bank Rev. Bonds, Ser. A, 3.00%, 10/1/36	Aa3	1,740,000	1,410,072

			7,337,402
Tennessee (1.7%)
Chattanooga, Hlth. Edl. & Hsg. Fac. Rev. Bonds, (CommonSpirit Health Oblig. Group)
Ser. A-1, 4.00%, 8/1/37(T)	A-	150,000	132,693
Ser. A-1, 4.00%, 8/1/38(T)	A-	150,000	130,505
Ser. A-1, 4.00%, 8/1/44(T)	A-	275,000	221,663
Ser. A-2, 5.00%, 8/1/44(T)	A-	150,000	141,828
Ser. A-2, 5.00%, 8/1/49(T)	A-	250,000	229,826
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds
(Trevecca Nazarene U.), 5.00%, 10/1/34	BBB-/F	450,000	446,175
(Vanderbilt U. Med. Ctr.), Ser. A, 5.00%, 7/1/28	A	5,000,000	5,175,556
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B
5.50%, 7/1/37	A1	875,000	915,156
5.50%, 7/1/36	A1	650,000	686,540
5.00%, 7/1/33	A2	1,000,000	1,015,385
Tennergy Corp. Gas Mandatory Put Bonds (9/1/28), Ser. A, 4.00%, 12/1/51	A1	9,675,000	9,125,631

			18,220,958
Texas (12.0%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Trinity Basin Preparatory, Inc.), PSFG, 5.00%, 8/15/32	AAA	245,000	260,237
(Trinity Basin Preparatory, Inc.), PSFG, 5.00%, 8/15/31	AAA	240,000	253,338
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/32	AAA	375,000	354,715
Arlington, Higher Ed. Fin. Corp. 144A Rev. Bonds, (Magellan School (The)), 5.50%, 6/1/32	Ba2	1,245,000	1,223,259
Austin, Cmnty. College Dist. G.O. Bonds, (Maintenance Tax), 3.00%, 8/1/35	Aa1	1,350,000	1,119,915
Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/36	A	1,485,000	1,393,604
5.00%, 10/1/33	A	400,000	391,733
Clear Creek Ind. School Dist. Mandatory Put Bonds (8/15/24), PSFG, 0.28%, 2/15/38	AAA	2,920,000	2,827,884
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds
(Intl. Leadership of TX, Inc.), Ser. A, 6.00%, 3/1/29	Baa3	3,500,000	3,505,188
(Intl. Leadership of TX, Inc.), Ser. D, 5.25%, 8/15/27	Baa3	3,890,000	3,849,361
(YES Prep Pub. Schools, Inc.), PSFG, 5.00%, 4/1/38	Aaa	265,000	269,537
(YES Prep Pub. Schools, Inc.), PSFG, 5.00%, 4/1/36	Aaa	560,000	579,436
(IDEA Pub. Schools), Ser. B, PSFG, 5.00%, 8/15/27	A-	350,000	353,624
(YES Prep Pub. Schools, Inc.), PSFG, 4.00%, 4/1/43	Aaa	1,650,000	1,380,368
(IDEA Pub. Schools), Ser. T, PSFG, 4.00%, 8/15/38	AAA	1,400,000	1,265,515
(IDEA Pub. Schools), Ser. T, PSFG, 4.00%, 8/15/36	AAA	700,000	656,441
(Intl. Leadership of TX, Inc.), PSFG, 3.00%, 8/15/39	Aaa	1,560,000	1,141,350
Corpus Christi, Util. Syst. Rev. Bonds
5.00%, 7/15/39	Aa3	750,000	772,774
5.00%, 7/15/38	Aa3	250,000	259,565
5.00%, 7/15/37	Aa3	500,000	523,867
Dickinson, Indpt. School Dist. Mandatory Put Bonds (8/1/25), PSFG, 0.25%, 8/1/37	Aaa	5,000,000	4,938,923
Fort Bend, Grand Parkway Toll Rd. Auth. Rev. Bonds
3.00%, 3/1/39	Aa1	1,245,000	946,063
3.00%, 3/1/38	Aa1	1,205,000	930,293
Fort Bend, Indpt. School Dist. Mandatory Put Bonds (8/1/26), Ser. B, PSFG, 0.72%, 8/1/51	AAA	840,000	729,972
Frisco, Indpt. School Dist. G.O. Bonds, PSFG, 4.00%, 8/15/44	Aaa	5,000,000	4,318,289
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/38	Ba1	500,000	410,296
Harris Cnty., Indl. Dev. Corp. Mandatory Put Bonds (6/1/33), (Energy Transfer LP), 4.05%, 11/1/50	BBB	2,500,000	2,338,188
Houston, Arpt. Syst. Rev. Bonds, Ser. A, 4.00%, 7/1/35	A1	1,500,000	1,398,261
Houston, Hsg. Fin. Corp. Multi-Fam. Hsg. Mandatory Put Bonds (8/1/26), (Summerdale Apt., LP), 5.00%, 8/1/41	Aaa	3,000,000	3,020,025
Houston, Indpt. School Dist. Mandatory Put Bonds (6/1/25), Ser. A-2, PSFG, 3.50%, 6/1/39	Aaa	3,250,000	3,210,927
Hutto, Indpt. School Dist. G.O. Bonds, PSFG
5.00%, 8/1/43	Aaa	500,000	515,055
5.00%, 8/1/42	Aaa	1,000,000	1,031,664
Irving, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 2/15/43	Aaa	4,675,000	4,777,622
Lake Houston Redev. Auth. Rev. Bonds, (City of Houston, Reinvestment Zone No. 10)
5.00%, 9/1/31	BBB-	200,000	194,105
5.00%, 9/1/30	BBB-	200,000	194,805
5.00%, 9/1/29	BBB-	175,000	171,176
5.00%, 9/1/28	BBB-	150,000	147,753
5.00%, 9/1/26	BBB-	125,000	123,708
5.00%, 9/1/25	BBB-	100,000	99,273
5.00%, 9/1/24	BBB-	100,000	99,669
4.00%, 9/1/33	BBB-	150,000	133,408
4.00%, 9/1/32	BBB-	150,000	134,813
Lewisville, Indpt. School Dist. G.O. Bonds, PSFG, 3.00%, 8/15/39	AAA	1,000,000	764,925
Lower CO River Auth. Mandatory Put Bonds (5/15/28), Ser. B, 5.00%, 5/15/39	A	2,500,000	2,555,330
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	3,680,000	3,517,913
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(CHF-Collegiate Hsg. Stephenville III, LLC), 5.00%, 4/1/47 (Prerefunded 4/1/25)	AAA/P	365,000	369,122
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 5.00%, 7/1/38	AA	860,000	844,259
(Tarleton State U. Collegiate Student Hsg.), Ser. A, 5.00%, 4/1/35 (Prerefunded 4/1/25)	AAA/P	800,000	809,035
(Collegiate Hsg. College Station I, LLC), 5.00%, 4/1/29	Baa3	2,190,000	2,121,313
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/29 (Prerefunded 4/1/24)	AAA/P	1,225,000	1,229,358
(Collegiate Housing Island Campus, LLC.), Ser. A, 5.00%, 4/1/25 (Escrowed to maturity)	AAA/P	500,000	507,364
Princeton, Indpt. School Dist. G.O. Bonds, PSFG
5.00%, 2/15/42	Aaa	500,000	510,524
5.00%, 2/15/40	Aaa	1,000,000	1,030,348
Prosper, Indpt. School Dist. Mandatory Put Bonds (8/15/26), PSFG, 4.00%, 2/15/50	Aaa	2,000,000	1,980,715
Red Oak, Indpt. School Dist. G.O. Bonds, PSFG
5.00%, 2/15/43	Aaa	1,980,000	2,027,266
5.00%, 2/15/42	Aaa	2,685,000	2,755,377
Royse City, Indpt. School Dist. G.O. Bonds, PSFG
5.00%, 2/15/43	Aaa	1,000,000	1,022,955
5.00%, 2/15/42	Aaa	1,450,000	1,486,002
5.00%, 2/15/41	Aaa	1,000,000	1,029,951
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	1,000,000	1,007,518
Sinton, Indpt. School Dist. Mandatory Put Bonds (8/15/24), PSFG, 5.00%, 8/15/52	Aaa	11,540,000	11,587,154
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.)
5.00%, 11/15/37	A/F	2,360,000	2,164,635
5.00%, 11/15/37	A/F	1,980,000	1,816,092
Temple, Tax Increment Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, BAM
5.00%, 8/1/30	AA	250,000	261,495
5.00%, 8/1/29	AA	200,000	208,614
5.00%, 8/1/28	AA	150,000	156,371
5.00%, 8/1/27	AA	125,000	128,907
5.00%, 8/1/26	AA	125,000	127,911
4.00%, 8/1/33	AA	200,000	195,908
4.00%, 8/1/32	AA	225,000	221,691
4.00%, 8/1/31	AA	200,000	198,071
TX State G.O. Bonds
Ser. B, 5.00%, 8/1/34	Aaa	6,040,000	6,297,588
Ser. B, 5.00%, 8/1/33	Aaa	5,755,000	6,012,960
3.00%, 8/1/34	Aaa	2,255,000	1,870,635
TX State A&M U. Rev. Bonds, 5.25%, 5/15/37	Aaa	1,500,000	1,609,557
TX State Affordable Hsg. Corp. Multi-Fam. Hsg.
Mandatory Put Bonds (4/1/26), (Eden Court Apt.), 5.00%, 4/1/43	Aaa	2,100,000	2,119,165
Mandatory Put Bonds (7/1/26), (FC Juniper Creek Hsg.), 3.75%, 7/1/44	Aaa	2,550,000	2,486,175
TX State Dept. Housing & Comm. Rev. Bonds, (Oaks on Lamar), FNMA Coll., 3.55%, 9/1/34	AA+	2,809,409	2,482,622
TX State Pub. Fin. Auth. Rev. Bonds, (TX Southern U.), BAM
5.25%, 5/1/39	AA	500,000	505,309
5.25%, 5/1/38	AA	300,000	304,076
5.25%, 5/1/37	AA	300,000	307,194
TX Wtr. Dev. Board State Wtr. Implementation Rev. Bonds
Ser. A, 5.00%, 10/15/37	AAA	1,500,000	1,584,925
Ser. A, 4.75%, 10/15/43	AAA	3,000,000	2,934,796
4.50%, 10/15/37	AAA	2,500,000	2,488,714
Uptown Dev. Auth. Tax Alloc. Bonds, (City of Houston Reinvestment Zone No. 16), 3.00%, 9/1/38	Baa2	1,785,000	1,261,295

			127,147,134
Utah (2.1%)
Infrastructure Agcy. Telecomm. Rev. Bonds
5.625%, 10/15/38	BBB-/F	1,000,000	998,670
5.25%, 10/15/35	BBB-/F	1,300,000	1,294,313
5.00%, 10/15/27	BBB-/F	1,000,000	1,003,683
5.00%, 10/15/27	BBB-/F	550,000	552,026
4.00%, 10/15/31	BBB-/F	460,000	428,747
4.00%, 10/15/29	BBB-/F	600,000	570,189
Salt Lake City, Arpt. Rev. Bonds, Ser. A
5.25%, 7/1/40	A+	8,160,000	8,200,500
5.00%, 7/1/34	A+	2,000,000	2,038,148
5.00%, 7/1/32	A+	2,000,000	2,046,582
5.00%, 7/1/28	A+	750,000	763,993
5.00%, 7/1/27	A+	950,000	965,959
U. of UT (The) Rev. Bonds, Ser. B
5.00%, 8/1/40	Aa1	750,000	782,099
5.00%, 8/1/39	Aa1	450,000	471,276
UT Infrastructure Agcy. Rev. Bonds, Ser. A
4.00%, 10/15/36	BBB-/F	400,000	342,775
4.00%, 10/15/28	BBB-/F	900,000	864,351
3.00%, 10/15/26	BBB-/F	500,000	473,044
UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.), 5.00%, 10/15/30	AA	575,000	583,214

			22,379,569
Vermont (0.3%)
VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds, (Champlain College, Inc.), Ser. A
5.00%, 10/15/30	BBB-	500,000	481,234
5.00%, 10/15/29	BBB-	900,000	870,122
5.00%, 10/15/28	BBB-	1,000,000	971,380
5.00%, 10/15/27	BBB-	760,000	741,760

			3,064,496
Virgin Islands (—%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/27	BB/P	515,000	513,712

			513,712
Virginia (0.1%)
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42 (Prerefunded 10/1/24)	AAA/P	350,000	359,594
VA State Small Bus. Fin. Auth. Rev. Bonds, (National Sr. Campuses, Inc. Oblig. Group)
5.00%, 1/1/29	A/F	590,000	593,607
5.00%, 1/1/27	A/F	320,000	320,995

			1,274,196
Washington (3.2%)
Port of Seattle Rev. Bonds, Ser. B
5.00%, 8/1/40	AA-	1,750,000	1,730,922
5.00%, 5/1/27	AA-	1,100,000	1,120,916
Seattle, Muni. Lt. & Pwr. Mandatory Put Bonds (11/1/26), Ser. B, 4.34%, 5/1/45	Aa2	750,000	728,612
Seattle, Muni. Lt. & Pwr. Rev. Bonds, Ser. A, 4.00%, 5/1/45	Aa2	9,605,000	8,159,083
WA State G.O. Bonds
Ser. C, 5.00%, 2/1/41	Aaa	3,860,000	3,966,733
Ser. B, 5.00%, 2/1/36	Aaa	3,500,000	3,533,354
WA State Hsg. Fin. Comm. Rev. Bonds
(Eastside Retirement Assn.), Ser. A, 5.00%, 7/1/38	A-/F	1,580,000	1,544,576
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	6,683,985	5,679,050
Ser. 1, Class A, 3.375%, 4/20/37	BBB	5,697,878	4,489,264
WA State Hsg. Fin. Comm. Nonprofit 144A Rev. Bonds, (Seattle Academy of Arts & Sciences)
6.375%, 7/1/63	BBB	2,200,000	2,182,024
5.125%, 7/1/33	BBB	735,000	741,194

			33,875,728
West Virginia (0.5%)
WV State Hosp. Fin. Auth. Rev. Bonds, (Vandalia Hlth., Inc.), Ser. B
5.75%, 9/1/43	Baa1	3,000,000	3,051,077
5.75%, 9/1/41	Baa1	2,000,000	2,050,067

			5,101,144
Wisconsin (1.6%)
Pub. Fin. Auth. Rev. Bonds, (Roseman U. of Hlth. Sciences), 5.00%, 4/1/25	BB	870,000	863,536
Pub. Fin. Auth. 144A Rev. Bonds, (Roseman U. of Hlth. Sciences)
5.00%, 4/1/30	BB	475,000	467,568
5.00%, 4/1/30 (Escrowed to maturity)	AAA/P	25,000	26,140
Pub. Fin. Auth. Poll. Control Mandatory Put Bonds (10/1/30), (Duke Energy Progress, LLC), 3.70%, 10/1/46	Aa3	7,000,000	6,678,319
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds
(Beyond Boone, LLC-Appalachian State U.), Ser. A, AGM, 5.00%, 7/1/54	AA	1,475,000	1,380,384
(Beyond Boone, LLC-Appalachian State U.), Ser. A, AGM, 5.00%, 7/1/44	AA	1,000,000	966,182
(NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/28	BBB-	655,000	652,855
(NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/27	BBB-	880,000	876,831
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds, (CHF-Manoa, LLC), Ser. A
5.50%, 7/1/43	BBB-	1,000,000	954,838
5.25%, 7/1/38	BBB-	1,000,000	956,555
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/37	AA	3,930,000	3,484,317

			17,307,525

Total municipal bonds and notes (cost $1,104,273,022)			$1,055,104,047

SHORT-TERM INVESTMENTS (3.0%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.59%(AFF)	Shares	30,406,047	$30,406,047
U.S. Treasury Bills 5.505%, 1/23/24		$100,000	98,774
U.S. Treasury Bills 5.437%, 12/7/23(SEG)(SEGSF)		1,000,000	994,721
U.S. Treasury Bills 5.324%, 11/16/23(SEG)		400,000	399,122
U.S. Treasury Bills 5.119%, 11/9/23		100,000	99,882

Total short-term investments (cost $31,998,586)			$31,998,546
TOTAL INVESTMENTS

Total investments (cost $1,136,271,608)			$1,087,102,593

FUTURES CONTRACTS OUTSTANDING at 10/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation
U.S. Treasury Note 5 yr (Short)	373	$38,969,758	$38,969,758	Dec-23	$657,739

Unrealized appreciation					657,739

Unrealized (depreciation)					—

Total					$657,739

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/23 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized depreciation
Citibank, N.A.
$10,000,000	$258,260	$—	12/12/23	—	3.03% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	$(258,260)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(258,260)

Total		$—			Total	$(258,260)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2023 through October 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,062,492,185.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/23
	Short-term investments
	Putnam Short Term Investment Fund*	$134,294,615	$135,224,100	$239,112,668	$396,340	$30,406,047

	Total Short-term investments	$134,294,615	$135,224,100	$239,112,668	$396,340	$30,406,047
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $525,478.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $245,642.
(FWC)	Forward commitment, in part or in entirety (Note 1).
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR, 3 Month US LIBOR, US SOFR, CME Term SOFR 3 Month, or CME Term SOFR 6 Month, which were 4.09%, 5.43%, 5.64%, 5.35%, 5.38% and 5.44%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	16.1%
	Education	14.1
	Local debt	13.3
	Utilities	12.7
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging inflation, for gaining exposure to inflation and for hedging and gaining exposure to interest rate and term structure risk.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $258,260 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $245,642 and may include amounts related to unsettled agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $5,886,887 were held by the TOB trust and served as collateral for $4,159,561 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $39,012 for these investments based on an average interest rate of 3.72%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,055,104,047	$—
Short-term investments	—	31,998,546	—

Totals by level	$—	$1,087,102,593	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$657,739	$—	$—
Total return swap contracts	—	(258,260)	—

Totals by level	$657,739	$(258,260)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	500
OTC total return swap contracts (notional)	$10,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com